Income Taxes - Other Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Gross Receipts/Delivery	$ 135	$ 145	$ 145
Property	75	71	70
County Fuel and Energy	160	170	154
Environmental, Use and Other	62	65	65
Total	$ 432	$ 451	$ 434